Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 98.1%
Australia — 7.4%
Ampol Ltd.	1,088	$22,950
ANZ Group Holdings Ltd.	14,650	307,883
APA Group	6,670	35,696
Aristocrat Leisure Ltd.	2,772	111,918
ASX Ltd.	903	39,827
BHP Group Ltd.	24,545	762,028
BlueScope Steel Ltd.	2,047	31,247
Brambles Ltd.	6,620	86,893
CAR Group Ltd.	1,639	42,395
Cochlear Ltd.	312	60,715
Coles Group Ltd.	6,302	78,564
Commonwealth Bank of Australia	8,038	749,751
Computershare Ltd.	2,515	43,844
CSL Ltd.	2,328	459,858
Dexus	5,310	27,706
Endeavour Group Ltd.	6,432	22,243
Fortescue Ltd.	8,180	115,376
Goodman Group	8,287	211,393
Insurance Australia Group Ltd.	11,138	56,604
Macquarie Group Ltd.	1,736	277,780
Medibank Pvt. Ltd.	14,114	35,609
Mineral Resources Ltd.	930	33,158
Mirvac Group	17,697	26,177
National Australia Bank Ltd.	14,931	386,568
Northern Star Resources Ltd.	5,412	59,284
Orica Ltd.	2,212	28,256
Origin Energy Ltd.	8,055	55,798
Pilbara Minerals Ltd.*	13,602	30,595
Pro Medicus Ltd.	309	38,033
Qantas Airways Ltd.*	4,237	21,628
QBE Insurance Group Ltd.	7,094	81,003
Ramsay Health Care Ltd.	823	23,623
REA Group Ltd.	262	36,256
Reece Ltd.	1,201	23,553
Rio Tinto Ltd.	1,795	158,760
Santos Ltd.	15,512	75,162
Scentre Group	24,536	61,681
SEEK Ltd.	1,770	30,299
Seven Group Holdings Ltd.	875	25,841
Sonic Healthcare Ltd.	2,111	39,705
South32 Ltd.	15,452	39,633
South32 Ltd.	5,653	14,367
Stockland	11,070	39,928
Suncorp Group Ltd.	5,962	74,449
Telstra Group Ltd.	18,715	50,091
The GPT Group	9,446	32,389
The Lottery Corp. Ltd.	9,935	35,023
Transurban Group	14,915	134,758
Treasury Wine Estates Ltd.	3,956	32,659
Vicinity Ltd.	18,933	28,847
Washington H. Soul Pattinson & Co., Ltd.	1,266	30,324
Wesfarmers Ltd.	5,522	268,153
Westpac Banking Corp.	16,696	364,850
WiseTech Global Ltd.	856	81,060
	Number of Shares	Value†

Australia — (continued)
Woodside Energy Group Ltd.	9,213	$158,807
Woolworths Group Ltd.	5,899	135,555
		6,336,553
Austria — 0.2%
Erste Group Bank AG	1,628	89,212
OMV AG	740	31,657
Verbund AG	306	25,318
voestalpine AG	490	12,732
		158,919
Belgium — 0.8%
Ageas N.V.	708	37,778
Anheuser-Busch InBev N.V.	4,229	280,244
D'ieteren Group	111	23,505
Elia Group S.A.	148	16,915
Groupe Bruxelles Lambert N.V.	440	34,287
KBC Group N.V.	1,201	95,549
Lotus Bakeries N.V.	2	26,838
Sofina S.A.	66	18,652
Syensqo S.A.	376	33,204
UCB S.A.	598	107,949
Warehouses De Pauw CVA	933	24,897
		699,818
Chile — 0.1%
Antofagasta PLC	1,852	49,920
Denmark — 3.3%
A.P. Moller - Maersk A/S, Class A	15	24,311
A.P. Moller - Maersk A/S, Class B	19	31,973
Carlsberg A/S, Class B	463	55,132
Coloplast A/S, Class B	604	78,729
Danske Bank A/S	3,317	99,771
Demant A/S*	454	17,675
DSV A/S	812	167,118
Genmab A/S*	317	76,852
Novo Nordisk A/S, Class B	15,598	1,850,102
Novonesis (Novozymes), Class B	1,797	129,376
Orsted A/S*	879	58,218
Pandora A/S	385	63,455
ROCKWOOL A/S, Class B	40	18,778
Tryg A/S	1,594	37,801
Vestas Wind Systems A/S*	4,881	107,400
Zealand Pharma A/S*	309	37,597
		2,854,288
Finland — 1.0%
Elisa OYJ	733	38,860
Fortum OYJ	2,232	36,728
Kesko OYJ, Class B	1,229	26,220
Kone OYJ, Class B	1,608	96,193
Metso OYJ	3,076	32,890
Neste OYJ	2,000	38,856
Nokia OYJ	25,610	111,818
Nordea Bank Abp	15,312	180,678
Orion OYJ, Class B	570	31,232

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Finland — (continued)
Sampo OYJ, Class A	2,169	$101,163
Stora Enso OYJ, Class R	2,992	38,280
UPM-Kymmene OYJ	2,537	84,925
Wartsila OYJ Abp	2,189	48,982
		866,825
France — 10.9%
Accor S.A.	883	38,384
Aeroports de Paris S.A.	143	18,365
Air Liquide S.A.	2,782	537,233
Airbus S.E.	2,854	417,701
Alstom S.A.*	1,401	29,108
Amundi S.A.	290	21,677
Arkema S.A.	274	26,098
AXA S.A.	8,684	334,307
BioMerieux	219	26,247
BNP Paribas S.A.	4,940	338,991
Bollore S.E.	3,186	21,267
Bouygues S.A.	887	29,689
Bureau Veritas S.A.	1,519	50,395
Capgemini S.E.	754	162,789
Carrefour S.A.	2,661	45,374
Cie de Saint-Gobain S.A.	2,210	201,558
Cie Generale des Etablissements Michelin SCA	3,279	133,171
Covivio SA	233	14,179
Credit Agricole S.A.	5,056	77,321
Danone S.A.	3,128	227,842
Dassault Aviation S.A.	89	18,377
Dassault Systemes S.E.	3,234	128,457
Edenred SE	1,186	44,920
Eiffage S.A.	339	32,736
Engie S.A.	8,841	152,880
EssilorLuxottica S.A.	1,423	337,143
Eurazeo S.E.	181	14,890
Gecina S.A.	205	23,604
Getlink S.E.	1,352	24,115
Hermes International SCA	152	374,278
Ipsen S.A.	156	19,216
Kering S.A.	361	103,915
Klepierre S.A.	1,098	35,977
La Francaise des Jeux SAEM	465	19,134
Legrand S.A.	1,276	147,003
L'Oreal S.A.	1,160	520,303
LVMH Moet Hennessy Louis Vuitton S.E.	1,332	1,021,479
Orange S.A.	8,959	102,607
Pernod Ricard S.A.	991	149,931
Publicis Groupe S.A.	1,104	120,818
Renault S.A.	899	39,082
Rexel S.A.	1,207	34,987
Safran S.A.	1,641	386,165
Sanofi SA	5,487	631,769
Sartorius Stedim Biotech	155	32,454
Schneider Electric S.E.	2,634	694,343
	Number of Shares	Value†

France — (continued)
SEB S.A.	96	$10,958
Societe Generale S.A.	3,467	86,395
Sodexo S.A.	410	33,613
Teleperformance SE	259	26,794
Thales S.A.	451	71,678
TotalEnergies S.E.	10,396	675,068
Unibail-Rodamco-Westfield	1,213	5,357
Unibail-Rodamco-Westfield	544	47,645
Veolia Environnement S.A.	3,317	109,206
Vinci S.A.	2,441	285,345
Vivendi S.E.	3,095	35,804
		9,350,142
Germany — 8.5%
adidas AG	786	208,280
Allianz S.E.	1,888	620,999
BASF S.E.	4,342	230,139
Bayer AG	4,749	160,667
Bayerische Motoren Werke AG	1,547	136,811
Bechtle AG	394	17,624
Beiersdorf AG	476	71,647
Brenntag S.E.	627	46,801
Carl Zeiss Meditec AG	220	17,454
Commerzbank AG	5,013	92,462
Continental AG	505	32,726
Covestro AG*	879	54,780
CTS Eventim AG & Co., KGaA	329	34,257
Daimler Truck Holding AG	2,585	97,060
Delivery Hero S.E.*	873	35,330
Deutsche Bank AG	9,026	156,255
Deutsche Boerse AG	922	216,457
Deutsche Lufthansa AG	2,966	21,724
Deutsche Post AG	4,816	214,826
Deutsche Telekom AG	16,905	496,487
E.ON S.E.	10,869	161,861
Evonik Industries AG	1,156	27,061
Fresenius Medical Care AG	920	39,092
Fresenius S.E. & Co., KGaA*	1,998	76,225
GEA Group AG	701	34,382
Hannover Rueck S.E.	285	81,356
Heidelberg Materials AG	619	67,434
Henkel AG & Co., KGaA	536	45,567
Infineon Technologies AG	6,350	222,935
Knorr-Bremse AG	365	32,523
LEG Immobilien S.E.	364	38,108
Mercedes-Benz Group AG	3,627	235,027
Merck KGaA	622	109,802
MTU Aero Engines AG	252	78,757
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	653	359,832
Nemetschek S.E.	277	28,791
Puma S.E.	567	23,710
Rational AG	23	23,482
Rheinmetall AG	210	114,161
RWE AG	3,042	110,829

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
SAP S.E.	5,020	$1,148,238
Scout24 S.E.	387	33,320
Siemens AG	3,680	744,493
Siemens Energy AG*	3,097	114,341
Siemens Healthineers AG	1,350	81,082
Symrise AG	627	86,770
Talanx AG	287	24,193
Vonovia S.E.	3,519	128,467
Zalando S.E.*	1,152	38,076
		7,272,701
Hong Kong — 2.1%
AIA Group Ltd.	54,200	473,321
BOC Hong Kong Holdings Ltd.	17,500	55,444
CK Asset Holdings Ltd.	9,034	39,330
CK Hutchison Holdings Ltd.	12,628	71,597
CK Infrastructure Holdings Ltd.	3,500	23,810
CLP Holdings Ltd.	7,500	65,568
Futu Holdings Ltd., ADR*	300	28,695
Galaxy Entertainment Group Ltd.	10,000	49,382
Hang Seng Bank Ltd.	3,600	44,792
Henderson Land Development Co., Ltd.	7,891	24,989
HKT Trust & HKT Ltd.	20,240	25,870
Hong Kong & China Gas Co., Ltd.	57,112	46,648
Hong Kong Exchanges & Clearing Ltd.	5,884	240,363
Hongkong Land Holdings Ltd.	5,900	21,679
Jardine Matheson Holdings Ltd.	700	27,342
Link REIT	11,762	58,637
MTR Corp. Ltd.	7,896	29,517
Power Assets Holdings Ltd.	7,000	44,621
Prudential PLC	13,292	123,313
Sino Land Co., Ltd.	17,633	19,257
SITC International Holdings Co., Ltd.	6,000	16,094
Sun Hung Kai Properties Ltd.	6,661	72,171
Swire Pacific Ltd., Class A	2,000	17,055
Techtronic Industries Co., Ltd.	6,500	97,035
The Wharf Holdings Ltd.	6,000	17,037
WH Group Ltd.	43,872	34,553
Wharf Real Estate Investment Co., Ltd.	9,000	31,431
		1,799,551
Ireland — 0.8%
AerCap Holdings N.V.	1,000	94,720
AIB Group PLC	8,306	47,579
Bank of Ireland Group PLC	4,974	55,547
DCC PLC	489	33,384
Experian PLC	4,461	234,959
James Hardie Industries PLC*	2,107	83,727
Kerry Group PLC, Class A	752	77,929
Kingspan Group PLC	741	69,498
		697,343
Israel — 0.8%
Azrieli Group Ltd.	257	17,922
Bank Hapoalim BM	5,923	59,367
Bank Leumi Le-Israel BM	7,205	70,558
	Number of Shares	Value†

Israel — (continued)
Check Point Software Technologies Ltd.*	412	$79,438
CyberArk Software Ltd.*	200	58,322
Elbit Systems Ltd.	135	26,865
Global-e Online Ltd.*	500	19,220
ICL Group Ltd.	4,391	18,690
Israel Discount Bank Ltd., Class A	5,639	31,592
Mizrahi Tefahot Bank Ltd.	681	26,615
Monday.com Ltd.*	200	55,554
Nice Ltd.*	300	52,158
Teva Pharmaceutical Industries Ltd.*	5,264	95,064
Wix.com Ltd.*	251	41,960
		653,325
Italy — 2.5%
Amplifon SpA	601	17,297
Banco BPM SpA	6,505	43,951
Davide Campari-Milano N.V.	2,775	23,523
DiaSorin SpA	89	10,406
Enel SpA	39,607	316,373
Eni SpA	11,135	169,447
Ferrari N.V.	614	287,721
FinecoBank Banca Fineco SpA	3,098	53,168
Generali	4,891	141,559
Infrastrutture Wireless Italiane SpA	1,623	19,962
Intesa Sanpaolo SpA	71,194	304,760
Leonardo SpA	1,897	42,457
Mediobanca Banca di Credito Finanziario SpA	2,359	40,307
Moncler SpA	1,078	68,536
Nexi SpA*	3,202	21,755
Poste Italiane SpA	2,082	29,238
Prysmian SpA	1,250	90,948
Recordati Industria Chimica e Farmaceutica SpA	515	29,142
Snam SpA	9,464	48,207
Telecom Italia SpA*	60,149	16,723
Terna - Rete Elettrica Nazionale	6,495	58,499
UniCredit SpA	7,293	320,175
		2,154,154
Japan — 22.0%
Advantest Corp.	3,700	174,016
Aeon Co., Ltd.	3,100	84,197
AGC, Inc.	900	29,205
Aisin Corp.	2,100	23,334
Ajinomoto Co., Inc.	2,300	89,014
ANA Holdings, Inc.	800	17,131
Asahi Group Holdings Ltd.	6,900	90,438
Asahi Kasei Corp.	5,900	44,730
Asics Corp.	3,200	67,226
Astellas Pharma, Inc.	8,700	100,549
Bandai Namco Holdings, Inc.	2,800	63,891
Bridgestone Corp.	2,800	108,130
Brother Industries Ltd.	1,100	21,574
Canon, Inc.	4,500	148,209

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Capcom Co., Ltd.	1,600	$37,319
Central Japan Railway Co.	3,700	85,433
Chubu Electric Power Co., Inc.	3,000	35,256
Chugai Pharmaceutical Co., Ltd.	3,200	155,107
Concordia Financial Group Ltd.	5,200	29,026
Dai Nippon Printing Co., Ltd.	1,800	32,139
Daifuku Co., Ltd.	1,500	29,037
Dai-ichi Life Holdings, Inc.	4,300	111,574
Daiichi Sankyo Co., Ltd.	8,800	290,685
Daikin Industries Ltd.	1,300	182,469
Daito Trust Construction Co., Ltd.	300	36,542
Daiwa House Industry Co., Ltd.	2,800	88,133
Daiwa Securities Group, Inc.	6,200	43,975
Denso Corp.	9,200	138,289
Dentsu Group, Inc.	900	27,740
Disco Corp.	400	105,371
East Japan Railway Co.	4,300	85,338
Eisai Co., Ltd.	1,200	44,730
ENEOS Holdings, Inc.	13,590	74,408
FANUC Corp.	4,600	135,104
Fast Retailing Co., Ltd.	900	298,617
Fuji Electric Co., Ltd.	600	36,356
FUJIFILM Holdings Corp.	5,400	139,789
Fujitsu Ltd.	8,000	164,475
Hamamatsu Photonics K.K.	1,200	15,658
Hankyu Hanshin Holdings, Inc.	1,200	37,070
Hikari Tsushin, Inc.	100	22,272
Hitachi Construction Machinery Co., Ltd.	500	12,255
Hitachi Ltd.	22,200	588,685
Honda Motor Co., Ltd.	21,600	230,609
Hoshizaki Corp.	600	20,895
Hoya Corp.	1,700	235,456
Hulic Co., Ltd.	1,700	17,305
Ibiden Co., Ltd.	600	18,544
Idemitsu Kosan Co., Ltd.	4,280	31,036
Inpex Corp.	4,600	62,278
Isuzu Motors Ltd.	3,000	40,906
ITOCHU Corp.	5,700	307,202
Japan Airlines Co., Ltd.	800	13,992
Japan Exchange Group, Inc.	4,600	59,783
Japan Post Bank Co., Ltd.	6,900	64,772
Japan Post Holdings Co., Ltd.	9,100	87,261
Japan Post Insurance Co., Ltd.	1,100	20,203
Japan Real Estate Investment Corp.	6	23,854
Japan Tobacco, Inc.	5,800	169,121
JFE Holdings, Inc.	2,700	36,299
Kajima Corp.	1,800	33,738
Kao Corp.	2,200	108,739
Kawasaki Kisen Kaisha Ltd.	1,800	28,061
KDDI Corp.	7,300	233,874
Keisei Electric Railway Co., Ltd.	700	20,869
Keyence Corp.	935	448,110
Kikkoman Corp.	3,500	39,818
Kirin Holdings Co., Ltd.	3,600	54,864
	Number of Shares	Value†

Japan — (continued)
Kobe Bussan Co., Ltd.	800	$24,951
Kokusai Electric Corp.	700	15,784
Komatsu Ltd.	4,500	125,976
Konami Group Corp.	500	50,989
Kubota Corp.	4,800	68,536
Kyocera Corp.	6,200	72,461
Kyowa Kirin Co., Ltd.	1,300	22,941
Lasertec Corp.	400	66,691
LY Corp.	13,800	40,224
M3, Inc.	2,400	24,034
Makita Corp.	1,200	40,538
Marubeni Corp.	6,900	114,001
MatsukiyoCocokara & Co.	1,800	29,656
Mazda Motor Corp.	2,800	21,394
McDonald's Holdings Co., Japan Ltd.	400	19,059
MEIJI Holdings Co., Ltd.	1,200	30,015
MINEBEA MITSUMI, Inc.	1,900	37,556
Mitsubishi Chemical Group Corp.	6,600	42,454
Mitsubishi Corp.	16,000	332,478
Mitsubishi Electric Corp.	9,000	145,989
Mitsubishi Estate Co., Ltd.	5,400	85,289
Mitsubishi HC Capital, Inc.	3,900	27,698
Mitsubishi Heavy Industries Ltd.	15,000	224,160
Mitsubishi UFJ Financial Group, Inc.	53,500	549,370
Mitsui & Co., Ltd.	12,300	275,078
Mitsui Chemicals, Inc.	900	24,041
Mitsui Fudosan Co., Ltd.	12,900	121,555
Mitsui OSK Lines Ltd.	1,600	55,393
Mizuho Financial Group, Inc.	11,708	242,014
MonotaRO Co., Ltd.	1,100	18,342
MS&AD Insurance Group Holdings, Inc.	6,270	147,371
Murata Manufacturing Co., Ltd.	8,300	164,246
NEC Corp.	1,200	115,880
Nexon Co., Ltd.	1,700	33,782
NIDEC Corp.	4,000	84,212
Nintendo Co., Ltd.	5,061	270,518
Nippon Building Fund, Inc.	40	36,653
Nippon Paint Holdings Co., Ltd.	5,000	38,080
Nippon Prologis REIT, Inc.	10	17,129
Nippon Sanso Holdings Corp.	800	29,362
Nippon Steel Corp.	4,117	92,271
Nippon Telegraph & Telephone Corp.	144,900	148,549
Nippon Yusen K.K.	2,200	80,809
Nissan Motor Co., Ltd.	10,800	30,679
Nissin Foods Holdings Co., Ltd.	900	25,150
Nitori Holdings Co., Ltd.	400	59,553
Nitto Denko Corp.	3,500	58,899
Nomura Holdings, Inc.	14,400	75,153
Nomura Real Estate Holdings, Inc.	500	13,472
Nomura Research Institute Ltd.	1,830	67,914
NTT Data Group Corp.	3,000	53,993
Obayashi Corp.	3,200	40,780
Obic Co., Ltd.	1,495	52,451
Olympus Corp.	5,500	104,551
Omron Corp.	800	36,576

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Ono Pharmaceutical Co., Ltd.	1,600	$21,477
Oracle Corp. Japan	200	20,649
Oriental Land Co., Ltd.	5,300	137,097
ORIX Corp.	5,500	128,694
Osaka Gas Co., Ltd.	1,700	38,339
Otsuka Corp.	1,200	29,636
Otsuka Holdings Co., Ltd.	2,000	113,598
Pan Pacific International Holdings Corp.	1,800	46,771
Panasonic Corp.	10,600	93,118
Rakuten Group, Inc.*	7,000	45,167
Recruit Holdings Co., Ltd.	7,200	437,417
Renesas Electronics Corp.	8,200	119,004
Resona Holdings, Inc.	10,000	70,071
Ricoh Co., Ltd.	2,800	30,387
Rohm Co., Ltd.	1,500	16,899
SBI Holdings, Inc.	1,210	28,002
SCREEN Holdings Co., Ltd.	400	28,129
SCSK Corp.	700	14,514
Secom Co., Ltd.	2,000	73,978
Seiko Epson Corp.	1,300	24,048
Sekisui Chemical Co., Ltd.	1,900	29,708
Sekisui House Ltd.	2,800	77,744
Seven & i Holdings Co., Ltd.	10,500	158,105
SG Holdings Co., Ltd.	1,700	18,233
Shimadzu Corp.	1,200	40,136
Shimano, Inc.	400	76,147
Shin-Etsu Chemical Co., Ltd.	8,600	359,397
Shionogi & Co., Ltd.	3,600	51,603
Shiseido Co., Ltd.	1,900	51,674
Shizuoka Financial Group, Inc.	2,100	18,317
SMC Corp.	277	123,880
SoftBank Corp.	136,000	177,560
SoftBank Group Corp.	5,000	296,581
Sompo Holdings, Inc.	4,275	96,362
Sony Group Corp.	30,000	582,828
Subaru Corp.	2,900	51,304
SUMCO Corp.	1,700	18,387
Sumitomo Corp.	5,000	112,280
Sumitomo Electric Industries Ltd.	3,400	55,208
Sumitomo Metal Mining Co., Ltd.	1,300	39,013
Sumitomo Mitsui Financial Group, Inc.	18,000	384,599
Sumitomo Mitsui Trust Group, Inc.	3,086	73,863
Sumitomo Realty & Development Co., Ltd.	1,300	44,006
Suntory Beverage & Food Ltd.	600	22,592
Suzuki Motor Corp.	7,500	84,449
Sysmex Corp.	2,300	45,526
T&D Holdings, Inc.	2,300	40,551
Taisei Corp.	800	35,130
Takeda Pharmaceutical Co., Ltd.	7,695	221,721
TDK Corp.	9,500	121,356
Terumo Corp.	6,400	121,245
The Chiba Bank Ltd.	2,500	20,321
The Kansai Electric Power Co., Inc.	3,300	54,690
TIS, Inc.	1,100	28,079
	Number of Shares	Value†

Japan — (continued)
Toho Co., Ltd.	600	$24,336
Tokio Marine Holdings, Inc.	9,100	335,557
Tokyo Electric Power Co. Holdings, Inc.*	7,800	34,594
Tokyo Electron Ltd.	2,100	374,505
Tokyo Gas Co., Ltd.	1,700	39,598
Tokyu Corp.	2,300	29,785
TOPPAN Holdings, Inc.	1,200	35,715
Toray Industries, Inc.	6,300	37,207
TOTO Ltd.	600	22,318
Toyota Industries Corp.	700	54,280
Toyota Motor Corp.	49,240	885,040
Toyota Tsusho Corp.	3,000	54,851
Trend Micro, Inc.	600	35,625
Unicharm Corp.	1,900	68,449
West Japan Railway Co.	2,000	37,983
Yakult Honsha Co., Ltd.	1,100	25,475
Yamaha Motor Co., Ltd.	4,100	36,925
Yaskawa Electric Corp.	1,200	42,008
Yokogawa Electric Corp.	1,100	28,187
Zensho Holdings Co., Ltd.	500	27,703
ZOZO, Inc.	600	21,798
		18,880,314
Jordan — 0.0%
Hikma Pharmaceuticals PLC	864	22,110
Luxembourg — 0.2%
ArcelorMittal S.A.	2,195	57,475
Eurofins Scientific S.E.	629	39,879
Tenaris S.A.	2,440	38,728
		136,082
Macao — 0.0%
Sands China Ltd.*	11,200	28,205
Netherlands — 5.0%
ABN AMRO Bank N.V.	2,159	39,017
Adyen N.V.*	105	164,390
Aegon Ltd.	6,771	43,491
Akzo Nobel N.V.	808	57,078
Argenx S.E.*	285	154,097
ASM International N.V.	227	149,766
ASML Holding N.V.	1,927	1,602,995
ASR Nederland N.V.	723	35,443
BE Semiconductor Industries N.V.	365	46,552
Euronext N.V.	394	42,768
EXOR N.V.	476	51,029
Ferrovial S.E.	2,457	105,595
Heineken Holding N.V.	604	45,633
Heineken N.V.	1,391	123,479
IMCD N.V.	268	46,556
ING Groep N.V.	15,833	287,258
JDE Peet's N.V.	427	8,917
Koninklijke Ahold Delhaize N.V.	4,605	159,062
Koninklijke KPN N.V.	19,118	78,083

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Netherlands — (continued)
Koninklijke Philips N.V.*	3,839	$125,864
NN Group N.V.	1,267	63,218
OCI NV	619	17,647
Prosus N.V.*	6,824	298,224
QIAGEN N.V.*	1,038	46,922
Randstad N.V.	579	28,768
Stellantis N.V.	4,149	57,420
Stellantis N.V.	6,100	84,473
Universal Music Group N.V.	3,954	103,442
Wolters Kluwer N.V.	1,207	203,587
		4,270,774
New Zealand — 0.3%
Auckland International Airport Ltd.	6,813	32,332
Fisher & Paykel Healthcare Corp. Ltd.	2,748	60,913
Mercury NZ Ltd.	3,064	12,585
Meridian Energy Ltd.	6,433	24,254
Spark New Zealand Ltd.	10,047	19,340
Xero Ltd.*	684	70,702
		220,126
Norway — 0.5%
Aker BP ASA	1,469	31,441
DNB Bank ASA	4,010	82,233
Equinor ASA	4,343	109,872
Gjensidige Forsikring ASA	851	15,919
Kongsberg Gruppen ASA	400	39,072
Mowi ASA	2,135	38,352
Norsk Hydro ASA	6,136	39,639
Orkla ASA	3,735	35,226
Salmar ASA	343	17,990
Telenor ASA	2,902	37,124
Yara International ASA	895	28,276
		475,144
Poland — 0.0%
InPost S.A.*	1,094	20,655
Portugal — 0.2%
EDP S.A.	14,878	67,856
Galp Energia SGPS S.A.	2,157	40,373
Jeronimo Martins SGPS S.A.	1,517	29,788
		138,017
Singapore — 1.5%
CapitaLand Ascendas REIT	17,290	38,287
CapitaLand Integrated Commercial Trust	26,083	42,872
CapitaLand Investment Ltd.	14,107	34,107
DBS Group Holdings Ltd.	9,732	288,207
Genting Singapore Ltd.	26,600	18,031
Grab Holdings Ltd., Class A*	8,700	33,060
Keppel Ltd.	7,500	38,525
Oversea-Chinese Banking Corp. Ltd.	16,391	191,873
Sea Ltd., ADR*	1,800	169,704
Sembcorp Industries Ltd.	4,800	20,634
Singapore Airlines Ltd.	6,900	36,424
	Number of Shares	Value†

Singapore — (continued)
Singapore Exchange Ltd.	4,300	$38,101
Singapore Technologies Engineering Ltd.	7,600	27,449
Singapore Telecommunications Ltd.	39,000	98,062
United Overseas Bank Ltd.	6,137	153,192
Wilmar International Ltd.	10,300	26,714
		1,255,242
Spain — 2.7%
Acciona S.A.	104	14,755
ACS Actividades de Construccion y Servicios S.A.	1,027	47,403
Aena SME S.A.	357	78,424
Amadeus IT Group S.A.	2,178	157,736
Banco Bilbao Vizcaya Argentaria S.A.	28,469	307,530
Banco de Sabadell S.A.	27,693	58,813
Banco Santander S.A.	76,399	391,458
CaixaBank S.A.	17,989	107,357
Cellnex Telecom S.A.	2,566	104,033
EDP Renovaveis S.A.	1,384	24,149
Endesa S.A.	1,591	34,758
Grifols S.A.*	1,529	17,377
Iberdrola S.A.	29,579	457,266
Industria de Diseno Textil S.A.	5,311	314,552
Redeia Corp. S.A.	2,108	40,982
Repsol S.A.	5,830	76,894
Telefonica S.A.	19,223	94,041
		2,327,528
Sweden — 3.3%
AddTech AB, Class B	1,259	37,744
Alfa Laval AB	1,369	65,816
Assa Abloy AB, Class B	4,850	163,396
Atlas Copco AB, Class A	13,066	253,225
Atlas Copco AB, Class B	7,528	129,164
Beijer Ref AB	1,927	31,726
Boliden AB	1,270	43,103
Epiroc AB, Class A	3,131	67,816
Epiroc AB, Class B	1,799	34,114
EQT AB	1,770	60,761
Essity AB, Class B	2,876	89,742
Evolution AB	884	86,944
Fastighets AB Balder, Class B*	2,900	25,503
Getinge AB, Class B	1,023	22,017
H & M Hennes & Mauritz AB, Class B	2,667	45,423
Hexagon AB, Class B	10,019	107,915
Holmen AB, Class B	347	15,024
Husqvarna AB, Class B	1,548	10,843
Industrivarden AB, Class A	694	25,667
Industrivarden AB, Class C	681	25,077
Indutrade AB	1,349	41,981
Investment AB Latour, Class B	649	20,277
Investor AB, Class B	8,416	259,349
L E Lundbergforetagen AB, Class B	336	19,242
Lifco AB, Class B	1,067	35,140
Nibe Industrier AB, Class B	7,900	43,297

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Sweden — (continued)
Saab AB, Class B	1,476	$31,454
Sagax AB, Class B	919	26,172
Sandvik AB	5,145	115,130
Securitas AB, Class B	2,542	32,270
Skandinaviska Enskilda Banken AB, Class A	7,650	117,108
Skanska AB, Class B	1,493	31,122
SKF AB, Class B	1,796	35,774
Svenska Cellulosa AB SCA, Class B	2,833	41,303
Svenska Handelsbanken AB, Class A	6,858	70,445
Swedbank AB, Class A	4,021	85,348
Swedish Orphan Biovitrum AB*	878	28,270
Tele2 AB, Class B	2,749	31,101
Telefonaktiebolaget LM Ericsson, Class B	13,809	104,347
Telia Co., AB	10,628	34,367
Trelleborg AB, Class B	1,109	42,686
Volvo AB, Class A	971	25,928
Volvo AB, Class B	7,693	203,497
Volvo Car AB, Class B*	3,803	10,470
		2,827,098
Switzerland — 10.4%
ABB Ltd.	7,686	445,908
Adecco Group AG	734	25,033
Alcon, Inc.	2,428	242,995
Avolta AG*	393	16,634
Bachem Holding AG	137	11,549
Baloise Holding AG	205	41,921
Banque Cantonale Vaudoise	130	13,427
Barry Callebaut AG	18	33,326
BKW AG	82	14,870
Chocoladefabriken Lindt & Spruengli AG	1	127,371
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2	25,800
Cie Financiere Richemont S.A., Class A	2,582	410,033
Clariant AG*	1,199	18,172
Coca-Cola HBC AG*	1,015	36,187
DSM-Firmenich AG	894	123,379
EMS-Chemie Holding AG	37	31,089
Galderma Group AG*	230	21,360
Geberit AG	161	105,102
Givaudan S.A.	45	246,895
Glencore PLC*	50,515	289,282
Helvetia Holding AG	168	29,052
Holcim AG*	2,534	248,162
Julius Baer Group Ltd.	975	58,796
Kuehne + Nagel International AG	225	61,474
Logitech International S.A.	786	70,395
Lonza Group AG	362	229,719
Nestle S.A.	12,689	1,275,149
Novartis AG	9,476	1,091,089
Partners Group Holding AG	110	165,844
Roche Holding AG	3,378	1,081,018
	Number of Shares	Value†

Switzerland — (continued)
Roche Holding AG	164	$56,147
Sandoz Group AG	1,945	81,054
Schindler Holding AG	125	35,551
Schindler Holding AG, Participation Certificates	207	60,755
SGS S.A.	743	82,964
SIG Group AG*	1,356	30,232
Sika AG	741	245,616
Sonova Holding AG	242	87,167
STMicroelectronics N.V.	3,309	98,821
Straumann Holding AG	535	87,513
Swiss Life Holding AG	142	118,820
Swiss Prime Site AG	343	38,441
Swiss Re AG	1,464	202,588
Swisscom AG	122	79,728
Temenos AG	314	21,984
The Swatch Group AG	128	27,447
The Swatch Group AG	298	12,771
UBS Group AG	15,847	490,370
VAT Group AG	129	65,970
Zurich Insurance Group AG	703	424,724
		8,939,694
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.6%
3i Group PLC	4,714	208,823
Admiral Group PLC	1,200	44,730
Anglo American PLC	6,149	199,878
Ashtead Group PLC	2,116	163,949
Associated British Foods PLC	1,605	50,161
AstraZeneca PLC	7,447	1,160,142
Auto Trader Group PLC	4,238	49,267
Aviva PLC	13,110	84,910
BAE Systems PLC	14,461	240,083
Barclays PLC	70,318	211,276
Barratt Developments PLC	6,676	42,831
Berkeley Group Holdings PLC	468	29,602
BP PLC	79,144	412,779
British American Tobacco PLC	9,629	351,055
BT Group PLC	30,025	59,512
Bunzl PLC	1,605	76,011
Centrica PLC	25,259	39,509
Coca-Cola Europacific Partners PLC	934	73,475
Compass Group PLC	8,120	260,325
Croda International PLC	617	34,862
Diageo PLC	10,704	373,890
Endeavour Mining PLC	796	18,838
Entain PLC	2,847	29,088
GSK PLC	19,852	404,207
Haleon PLC	35,383	185,142
Halma PLC	1,790	62,588
Hargreaves Lansdown PLC	1,377	20,522
HSBC Holdings PLC	88,863	797,192
Imperial Brands PLC	3,839	111,673

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
United Kingdom — (continued)
Informa PLC	6,547	$72,001
InterContinental Hotels Group PLC	782	85,160
Intertek Group PLC	758	52,406
J. Sainsbury PLC	8,379	33,159
JD Sports Fashion PLC	12,768	26,327
Kingfisher PLC	8,065	34,806
Land Securities Group PLC	3,485	30,379
Legal & General Group PLC	28,684	86,935
Lloyds Banking Group PLC	297,504	233,925
London Stock Exchange Group PLC	2,316	317,086
M&G PLC	11,743	32,573
Melrose Industries PLC	6,267	38,301
Mondi PLC	2,044	38,990
National Grid PLC	22,963	317,418
NatWest Group PLC	31,095	143,950
Next PLC	576	75,454
Pearson PLC	2,792	37,956
Persimmon PLC	1,547	34,043
Phoenix Group Holdings PLC	3,684	27,594
Reckitt Benckiser Group PLC	3,324	203,376
RELX PLC	5,584	263,656
RELX PLC	3,434	161,761
Rentokil Initial PLC	12,039	58,869
Rio Tinto PLC	5,394	382,907
Rolls-Royce Holdings PLC*	40,895	289,434
Schroders PLC	4,151	19,451
Segro PLC	6,202	72,691
Severn Trent PLC	1,298	45,954
Shell PLC	30,258	981,622
Smith & Nephew PLC	4,139	64,241
Smiths Group PLC	1,575	35,395
Spirax Group PLC	347	34,979
SSE PLC	5,376	135,496
Standard Chartered PLC	10,230	108,499
Taylor Wimpey PLC	17,417	38,312
Tesco PLC	32,904	157,982
The Sage Group PLC	4,825	66,277
Unilever PLC	6,154	398,984
Unilever PLC	5,819	377,703
United Utilities Group PLC	3,136	43,968
Vodafone Group PLC	110,648	110,891
Whitbread PLC	865	36,311
Wise PLC, Class A*	2,843	25,563
WPP PLC	4,993	51,145
		11,680,250
TOTAL COMMON STOCKS (Cost $53,413,577)		84,114,778

PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	270	22,407
Dr. Ing. h.c. F. Porsche AG	537	42,914
Henkel AG & Co., KGaA	805	75,670
Porsche Automobil Holding S.E.	711	32,576
	Number of Shares	Value†

Germany — (continued)
Sartorius AG	123	$34,585
Volkswagen AG	995	105,681
TOTAL PREFERRED STOCKS (Cost $353,093)		313,833

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $712,162)	712,162	712,162
TOTAL INVESTMENTS — 99.3% (Cost $54,478,832)		$85,140,773
Other Assets & Liabilities — 0.7%		633,202
TOTAL NET ASSETS — 100.0%		$85,773,975

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.
Country Weightings as of 9/30/2024††
Japan	22%
United Kingdom	14
France	11
Switzerland	11
Germany	9
Australia	7
Netherlands	5
Other	21
Total	100%
††	% of total investments as of September 30, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.2%	$199,703
Aerospace & Defense	2.1	1,782,882
Agriculture	0.8	658,563

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Airlines	0.1%	$110,899
Apparel	2.1	1,798,888
Auto Manufacturers	3.0	2,521,870
Auto Parts & Equipment	0.7	545,138
Banks	12.0	10,131,996
Beverages	1.7	1,393,207
Biotechnology	0.9	730,626
Building Materials	1.6	1,378,744
Chemicals	2.8	2,381,720
Commercial Services	2.9	2,416,145
Computers	1.1	914,225
Cosmetics & Personal Care	2.2	1,872,383
Distribution & Wholesale	1.7	1,440,534
Diversified Financial Services	1.8	1,501,768
Electric	2.8	2,378,416
Electrical Components & Equipment	1.0	862,920
Electronics	1.8	1,502,175
Energy-Alternate Sources	0.1	107,400
Engineering & Construction	1.2	971,744
Entertainment	0.7	599,270
Food	3.7	3,134,402
Food Service	0.4	293,938
Forest Products & Paper	0.2	138,939
Gas	0.2	172,703
Hand & Machine Tools	0.3	270,235
Healthcare Products	2.2	1,819,541
Healthcare Services	0.6	474,490
Holding Companies	0.0	27,342
Home Builders	0.4	340,373
Home Furnishings	0.9	731,281
Household Products & Wares	0.3	248,943
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Insurance	5.6%	$4,674,084
Internet	1.1	918,749
Investment Companies	0.6	463,627
Iron & Steel	0.5	378,558
Leisure Time	0.3	270,808
Lodging	0.3	237,442
Machinery — Construction & Mining	1.7	1,461,356
Machinery — Diversified	1.9	1,630,660
Media	0.2	167,028
Metal Fabricate/Hardware	0.3	231,420
Mining	2.5	2,127,247
Miscellaneous Manufacturing	1.2	1,020,258
Office & Business Equipment	0.2	202,644
Oil & Gas	3.6	3,026,034
Packaging and Containers	0.1	68,512
Pharmaceuticals	9.6	8,046,752
Pipelines	0.0	35,696
Private Equity	0.6	484,425
Real Estate	1.0	871,987
Real Estate Investment Trusts	1.1	900,282
Retail	2.4	1,996,338
Semiconductors	3.6	3,027,384
Shipbuilding	0.1	39,072
Software	2.2	1,881,292
Telecommunications	2.9	2,467,888
Toys, Games & Hobbies	0.4	334,409
Transportation	1.3	1,098,295
Water	0.2	199,128
	100.0%	$84,114,778

Open forward foreign currency contracts held at September 30, 2024 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Swiss Franc	Barclays Capital Group	12/16/24	(195,000)	0.83915	$(232,542)	$(232,378)	$165	$—
Sell	Euro	UBS Securities	12/16/24	(250,000)	0.89556	(276,495)	(279,156)	—	(2,662)
	Total							$165	$(2,662)
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	12/20/24	13	50	$2,488	$1,617,070	$35,735	$—
							$35,735	$—